Loans (Impaired Loans with Associated Allowance Amount) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Unpaid principal balance
With no related allowance	$ 203	$ 1,815
With an allowance	1,534	1,346
Total individually evaluated impaired loans	1,737	3,161
Recorded investment
With no related allowance	120	1,234
With an allowance	1,339	813
Total individually evaluated impaired loans	1,459	2,047
Specific reserves	332	280
SBA 504 loans
Unpaid principal balance
With an allowance		0
Recorded investment
With an allowance		0
Specific reserves		0
SBA loans held for investment
Unpaid principal balance
With no related allowance	135	1,235
With an allowance	748	975
Total individually evaluated impaired loans	883	2,210
Recorded investment
With no related allowance	52	653
With an allowance	553	455
Total individually evaluated impaired loans	605	1,108
Specific reserves	194	246
SBA 504 loans
Unpaid principal balance
With no related allowance	0	513
With an allowance	0
Total individually evaluated impaired loans	0	513
Recorded investment
With no related allowance	0	513
With an allowance	0
Total individually evaluated impaired loans	0	513
Specific reserves	0	0
Commercial loans
Unpaid principal balance
With no related allowance	68	67
With an allowance	786	371
Total individually evaluated impaired loans	854	438
Recorded investment
With no related allowance	68	68
With an allowance	786	358
Total individually evaluated impaired loans	854	426
Specific reserves	138	34
Commercial loans | Other
Unpaid principal balance
With no related allowance	25	25
With an allowance	0	13
Total individually evaluated impaired loans	25	38
Recorded investment
With no related allowance	25	25
With an allowance	0	1
Total individually evaluated impaired loans	25	26
Specific reserves	0	1
Commercial loans | Commercial real estate
Unpaid principal balance
With no related allowance	43	42
With an allowance	786	358
Total individually evaluated impaired loans	829	400
Recorded investment
With no related allowance	43	43
With an allowance	786	357
Total individually evaluated impaired loans	829	400
Specific reserves	$ 138	$ 33